FORM 13F

FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  September 30, 2004

Check here if Amendment [ ];  Amendment Number:


This Amendment (Check only one):  [ ] is a restatement.

					         [ ] adds new holding entries.


Institutional Investment Manager Filing this Report:

Name:   YCMNET Advisors, Inc.

Address:  1277 Treat Boulevard

                Suite 200

                Walnut Creek, CA  94597

13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood and all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Michael Yoshikami

Title:  President

Phone:  925-935-2900



Signature, Place and Date of Signing:

Michael Yoshikami   Walnut Creek, CA  November 15, 2004



Report Type (Check only one):

[x]   13F HOLDINGS REPORT.


[ ]   13F NOTICE.


[ ]   13F COMBINATION REPORT.



List of Other Managers Reporting for this Manager:


NONE

13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:  0


Form 13F Information Table Entry Total:  63


Form 13F Information Table Value Total:  209.299
                                        (thousands)



List of Other Included Managers:


NONE












                        FORM 13F INFORMATION TABLE

                    Title of  	  Value   		     Other
Issuer     Class     Cusip  (x$1000) Shares  Disc Mgrs  Voting
Applied Mat Inc     Common 038222105  $851   51614   Sole	None	Sole
Aramarck	Common	038521100	$4020 166534	Sole	None	Sole
Auto Data Process	Common	053015103	$4742  114751	Sole	None	Sole
BWC Financial	Common	056042104	$407   18840	Sole	None	Sole
Bank of Am Corp	Common	060505104	$414   9555	Sole	None	Sole
Baxter Intl	Common	071813109	$4736  147262	Sole	None	Sole
Berkshire Hathaway	Common	084670207	$8099  2821	Sole	None	Sole
Caladonia Mining	Common	12932K103	$4     20000	Sole	None	Sole
Cendant	Common	151313103	$4386  203069	Sole	None	Sole
Chevrontexaco Corp	Common	166764100	$6474  120700	Sole	None	Sole
Cisco Systems Inc.	Common	17275R102	$741   40943	Sole	None	Sole
Citigroup Inc.	Common	172967BH3	$212   4799	Sole	None	Sole
Coca Cola	Common	191216100	$4022  100422	Sole	None	Sole
Comp Thermal Imag	Common	20557C108	$2     10000	Sole	None	Sole
Walt Disney	Common	254687106	$4569  202594	Sole	None	Sole
Fifth Third Bancorp	Common	316773100	$4892  99399	Sole	None	Sole
Gap Inc.	Common	364760108	$4888  262075	Sole	None	Sole
General Electric	Common	369604103	$5221  155473	Sole	None	Sole
General Motors	Pref	370442766	$3258  127100	Sole	None	Sole
Hdlanalysis.com	Common	002126104	$0     2150000	Sole	None	Sole
Hearme Trades 	Common	421903105	$13    316058	Sole	None	Sole
Home Depot	Common	437076102	$4509  115031	Sole	None	Sole
Intel Corp.	Common	458140100	$2582  128696	Sole	None	Sole
Intl. Bus Machines	Common	459200101	$519   6052	Sole	None	Sole
Barclays Glbl Inv	ETF	464287234	$11485 66580	Sole	None	Sole
Barclays Glbl Inv	ETF	464286608	$302   4855	Sole	None	Sole
Barclays Glbl Inv	ETF	464286848	$10270 1058807	Sole	None	Sole
Barclays Glbl Inv	ETF	464287705	$6649  55370	Sole	None	Sole
Barclays Glbl Inv	ETF	464287705	$10754 93294	Sole	None	Sole
Barclays Glbl Inv	ETF	464287879	$20694 189211	Sole	None	Sole
Barclays Glbl Inv	ETF	464287564	$584   4920	Sole	None	Sole
Barclays Glbl Inv	Common	464287457	$950   11580	Sole	None	Sole
Barclays Glbl Inv	ETF	464287465	$9384  66367	Sole	None	Sole
Barclays Glbl Inv	ETF	464287614	$464   10275	Sole	None	Sole
Barclays Glbl Inv	ETF	464287408	$1211 	21035	Sole	None	Sole
Barclays Glbl Inv	ETF	464287507	$3292 	27704	Sole	None	Sole
Barclays Glbl Inv	ETF	464287804	$15864 109986	Sole	None	Sole
Barclays Glbl Inv	ETF	464287200	$712   6371	Sole	None	Sole
JTS Corp	Common	465940104	$0     10000	Sole	None	Sole
Johnson and Johnson	Common	478160104	$301   5347	Sole	None	Sole
Lab Corp of America	Common	50540R409	$5275  120650	Sole	None	Sole
Mattel Inc.	Common	577081102	$4542  250512	Sole	None	Sole
Microsoft	Common	594918104	$5407  195553	Sole	None	Sole
NASDAQ	Common	631100104	$428   12179	Sole	None	Sole
Nevada Pac Gold	Common	641398102	$79    100000	Sole	None	Sole
Oracle Sys Corp	Common	68389X105	$235   20854	Sole	None	Sole
Pfizer Inc.	Common	717081103	$4359  142444	Sole	None	Sole
Qualcomm	Common	747525103	$258   6605	Sole	None	Sole
Royal Bk Scotland	Pref	780097796	$1616  63950	Sole	None	Sole
Standard & Poors	ETF	78462F103	$289   2583	Sole	None	Sole
Sears	Common	812387108	$4824  121066	Sole	None	Sole
Sun Microsystems	Common	866810104	$122   30285	Sole	None	Sole
Charles Schwab 	Common	808513105	$129   14032	Sole	None	Sole
Time Warner Inc.	Common	887317105	$4473  277143	Sole	None	Sole
US Bancorp Del	Common	902973304	$1281  44336	Sole	None	Sole
US Bancshares	Common	911460103	$656   30000	Sole	None	Sole
Viacom	Common	925524308	$4112  122535	Sole	None	Sole
Walt Disney	Pref	254687304	$1063  40090	Sole	None	Sole
Wells Fargo	Common	94976Y207	$2569  98530	Sole	None	Sole
Yum Brands	Common	988498101	$4972  122288	Sole	None	Sole
Zenith Income Fund	Common	989414107	$47    12000	Sole	None	Sole
Zweig Fund	Common	989834106	$86    16181	Sole	None	Sole